Schedule of investments
Delaware Ivy International Value Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ – 99.18%
Denmark − 4.87%
Novo Nordisk Class B	39,955	$ 5,394,972
		5,394,972
Finland − 0.02%
Nokia	3,500	16,211
		16,211
France − 16.84%
Air Liquide	37,190	5,270,849
Amundi 144A #	250	14,183
Bouygues	400	12,006
Danone	76,160	4,013,499
Euroapi †	9	133
Orange	170,970	1,698,561
Publicis Groupe	37,290	2,371,873
Rexel	610	12,041
Sanofi	100	9,617
Schneider Electric	100	13,993
Sodexo	54,390	5,209,684
Technip Energies ADR	1,000	15,640
		18,642,079
Germany − 12.98%
adidas AG	32,350	4,413,820
BASF	310	15,394
Covestro 144A #	200	7,825
Fresenius Medical Care AG & Co.	75,130	2,458,528
Knorr-Bremse	45,460	2,483,742
SAP	48,125	4,965,570
Siemens	130	18,040
		14,362,919
Hong Kong − 0.01%
Galaxy Entertainment Group	2,000	13,222
		13,222
Japan − 10.64%
Asahi Group Holdings	38,000	1,192,639
Bridgestone	232	8,293
Fukuoka Financial Group	700	16,028
Honda Motor	600	13,862
Iida Group Holdings	900	13,722
Isuzu Motors	600	7,073
Kao	105,600	4,228,345
KDDI	55,600	1,686,980
Komatsu	300	6,574
Lawson	200	7,665
Makita	118,400	2,778,665
Mitsui & Co.	400	11,743
Panasonic Holdings	1,000	8,462
Seven & i Holdings	41,200	1,776,836
Sumitomo Mitsui Financial Group	400	16,141
	Number of shares	Value (US $)
Common Stocks (continued)
Japan (continued)
Suzuki Motor	200	$ 6,509
		11,779,537
Netherlands − 6.10%
Koninklijke Ahold Delhaize	234,860	6,747,734
		6,747,734
Spain − 5.32%
Amadeus IT Group †	113,360	5,891,359
		5,891,359
Sweden − 10.53%
Essity Class B	177,570	4,650,750
H & M Hennes & Mauritz Class B *	180,600	1,942,581
Securitas Class B	607,649	5,063,912
		11,657,243
Switzerland − 13.74%
Nestle	55,060	6,379,850
Novartis	200	18,080
Roche Holding	12,810	4,024,555
Swatch Group	16,820	4,784,146
		15,206,631
United Kingdom − 18.13%
Diageo	147,520	6,509,567
Intertek Group	68,610	3,346,044
J Sainsbury	5,790	15,239
John Wood Group †	8,270	13,512
Smith & Nephew	396,230	5,314,752
Tesco	5,630	15,260
Travis Perkins	1,020	10,967
Unilever	95,690	4,837,923
Vodafone Group	8,750	8,911
		20,072,175
Total Common Stocks (cost $126,474,525)		109,784,082

Exchange-Traded Funds – 0.16%
iShares MSCI EAFE ETF *	360	23,630
iShares Trust iShares ESG Aware MSCI EAFE ETF	2,020	132,795
Vanguard FTSE Developed Markets ETF	550	23,084
Total Exchange-Traded Funds (cost $153,774)		179,509
Total Value of Securities Before Securities Lending Collateral−99.34% (cost $126,628,299)		109,963,591

NQ-IV951 [12/22] 2/23 (2747681)    1

Schedule of investments
Delaware Ivy International Value Fund   (Unaudited)
	Number ofshares	Value (US $)
Securities Lending Collateral – 0.60%
Money Market Mutual Fund − 0.60%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	671,665	$ 671,665
Total Securities Lending Collateral (cost $671,665)		671,665
Total Value of Securities−99.94% (cost $127,299,964)		110,635,256■
Obligation to Return Securities Lending Collateral — (0.61%)	(671,665)
Receivables and Other Assets Net of Liabilities — 0.66%	733,701
Net Assets Applicable to 8,138,224 Shares Outstanding — 100.00%	$110,697,292

Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $22,008, which represents 0.02% of the Fund's net assets.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $630,015 of securities loaned.
 The following foreign currency exchange contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CHF	(172,551)	USD	186,372	1/3/23	$(320)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International
Summary of currencies:
CHF – Swiss Franc
USD – US Dollar
2    NQ-IV951 [12/22] 2/23 (2747681)